INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 14,991	$ 11,993
Work in progress and assembled raw materials	8,763	9,392
Finished products	13,020	17,140
Inventory, Net	$ 36,774	$ 38,525